Geographic Operations and Concentrations (Details 3) (Accounts Receivable, Credit Concentration Risk)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Microsoft
Revenue, Major Customer
Client accounts receivable as percentage of total accounts receivable	3.00%	6.00%
Dell
Revenue, Major Customer
Client accounts receivable as percentage of total accounts receivable	12.00%	14.00%
Hewlett Packard
Revenue, Major Customer
Client accounts receivable as percentage of total accounts receivable	7.00%	9.00%